UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):	[ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		590 Madison Avenue
	     		New York, NY 10022
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Merzer
Title:  Chief Compliance Officer
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
Stuart Merzer		New York, NY		August 13, 2004

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		51
Form 13F Information Table Value Total:		$1,045,445

Confidential information has been omitted from this public Form
13F report and filed separately with the Securities and Exchange
Commission.

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
AT&T Corp                     COMMON     001957505       241   16475 SH        SOLE            16475
Aclara Biosciences Inc        COMMON     00461P106       491  109000 SH      DEFINED   01     109000
Alcan Inc                     COMMON     013716105      1539   37167 SH        SOLE            37167
Allete Inc                    COMMON     018522102      2331   70000 SH      DEFINED   01      70000
Andrew Corp                   COMMON     034425108      4575  228617 SH        SOLE           228617
Apogent Technologies Inc      COMMON     03760A101     98864 3089500 SH      DEFINED   01    3089500
Atlantic Coast Airlines       COMMON     048396105     25911 4514113 SH      DEFINED   01    4514113
BB&T Corp                     COMMON     054937107      1300   35173 SH        SOLE            35173
Bank of America Corp          COMMON     060505104     19530  230795 SH      DEFINED   01     230795
Bank One Corp                 COMMON     06423A103     64474 1264200 SH        SOLE          1264200
Biogen Idec Inc               COMMON     09062X103     41788  660674 SH        SOLE           660674
Boise Cascade Corp            COMMON     097383103      3855  102406 SH        SOLE           102406
Bookham Technology PLC    SPONSORED ADR  09856Q108        63   65923 SH        SOLE            65923
Cardinal Health Inc           COMMON     14149Y108     13294  189774 SH        SOLE           189774
Career Education Corp         COMMON     141665109      3315   72770 SH        SOLE            72770
Caremark RX Inc               COMMON     141705103     43675 1325898 SH        SOLE          1325898
Chippac Inc                    CL A      169657103     28071 4477000 SH      DEFINED   01    4477000
Conexant Systems Inc          COMMON     207142100      9826 2269338 SH        SOLE          2269338
Conseco Inc                   COMMON     208464883      5970  300000 SH      DEFINED   01     300000
Corinthian Colleges Inc       COMMON     218868107      2474  100000 SH      DEFINED   01     100000
Credence Sys Corp             COMMON     225302108      4655  337330 SH      DEFINED   01     337330
Devon Energy Corp             COMMON     25179M103      6002   90945 SH        SOLE            90945
Donnelley R R & Sons Co       COMMON     257867101      1075   32565 SH        SOLE            32565
EMC Corp                      COMMON     268648102     28739 2521000 SH        SOLE          2521000
First Data Corp               COMMON     319963104     20968  470980 SH        SOLE           470980
General Elec Co               COMMON     369604103     17398  536987 SH        SOLE           536987
HSBC Hldgs PLC            SPONSORED ADR  404280406       699    9330 SH        SOLE             9330
InterActiveCorp               COMMON     45840Q101       459   15227 SH        SOLE            15227
Juniper Networks Inc          COMMON     48203R104     33588 1367040 SH        SOLE          1367040
Kerr McGee Corp               COMMON     492386107     30709  571119 SH        SOLE           571119
Kroll Inc                     COMMON     501049100     36880 1000000 SH      DEFINED   01    1000000
Lyondell Chemical Co          COMMON     552078107      1664   95675 SH      DEFINED   01      95675
Manulife Finl Corp            COMMON     56501R106     35643  879051 SH        SOLE           879051
National City Corp            COMMON     635405103      6744  192620 SH        SOLE           192620
Networks Assocs Inc           COMMON     640938106      1800   99262 SH        SOLE            99262
Nortel Networks Corp          COMMON     656568102      3764  750000 SH      DEFINED   01     750000
Northrop Grumman Corp         COMMON     666807102      2788   51916 SH        SOLE            51916
Open Text Corp                COMMON     683715106      2800   87769 SH        SOLE            87769
Powerwave Technologies        COMMON     739363109      1430  185707 SH      DEFINED   01     185707
Price Communications Corp     COMMON     741437305     24285 1645346 SH      DEFINED   01    1645346
Regions Finl Corp             COMMON     758940100     24057  658200 SH      DEFINED   01     658200
Seacoast Finl Svcs Corp       COMMON     81170Q106     22372  646600 SH      DEFINED   01     646600
Serena Software Inc           COMMON     817492101      1875   98220 SH        SOLE            98220
Sprint Corp               COM FON GROUP  852061100    165504 9403653 SH      DEFINED   01    9403653
Teva Pharmaceutical Inds       ADR       881624209     12103  179859 SH        SOLE           179859
Titan Corp                    COMMON     888266103     92062 7092611 SH      DEFINED   01    7092611
Tularik Inc                   COMMON     899165104     26653 1074700 SH      DEFINED   01    1074700
UnitedHealth Group Inc        COMMON     91324P102     27701  445000 SH      DEFINED   01     445000
Univision Communications       CL A      914906102       422   13230 SH        SOLE            13230
Yahoo Inc                     COMMON     984332106     30943  851726 SH        SOLE           851726
Yellow Roadway Corp           COMMON     985577105      8075  202588 SH        SOLE           202588

                                                     1045445